Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

2023
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,200,559	$1,139,137	$3,061,422
Utility plant	9,332,092	1,191,013	8,141,079
Land	133,483	—	133,483
Equipment	122,929	53,181	69,748
Construction-in-progress
Generation	378,043	—	378,043
Distribution and transmission	733,675	—	733,675
	$14,900,781	$2,383,331	$12,517,450

2022
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,119,514	$1,016,784	$3,102,730
Utility plant	8,640,224	990,975	7,649,249
Land	113,153	—	113,153
Equipment	111,707	50,904	60,803
Construction-in-progress
Generation	196,287	—	196,287
Distribution and transmission	822,663	—	822,663
	$14,003,548	$2,058,663	$11,944,885

Schedule of Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2023 and 2022 are as follows:

	2023	2022
Interest capitalized on non-regulated property	$6,374	$4,762
AFUDC capitalized on regulated property:
Allowance for borrowed funds	8,305	6,040
Allowance for equity funds	3,372	1,901
	$18,051	$12,703